Inventories (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Raw materials and consumables	£ 608	£ 1,361
Work in progress	3,699	2,683
Finished goods	1,617	1,625
Current tax recoverable	£ 5,924	£ 5,669